GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Company activity). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following present total revenues for the years ended December 31, 2018, 2017 and 2016 and real estate property as of December, 31, 2018, 2017 and 2016:

	2018		2017		2016
		Real estate		Real estate		Real estate
	Total revenues	property, net	Total revenues	property, net	Total revenues	property, net

Switzerland	$12,322	$162,706	$12,288	$165,981	$12,104	$160,089
Germany	3,261	30,736	3,268	32,152	3,338	28,864
United States	1,025	18,907	1,031	18,593	896	18,737

	$16,608	$212,349	$16,587	$216,726	$16,338	$207,690